INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Feb. 28, 2019
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Intangible assets, net, consisted of the following:

	As of	As of
	February 28,	February 28,
	2018	2019

Trade name and domain names	$25,049	$27,225
Copyrights and teaching materials	2,357	5,974
User base and customer relationships	14,498	24,628
Technology	6,247	13,230
Partnership agreements and school cooperation agreements	4,858	4,858
Licenses	5,348	27,023
Others	1,442	2,542

Total cost of intangible assets	59,799	105,480
Less: accumulated amortization	(18,087)	(30,253)
Less: impairment loss	(358)	(358)
Add: foreign exchange difference	2,151	(93)

	$43,505	$74,776